CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 66,425	$ 88,575
Restricted cash	5,279	5,993
Accounts receivable, net of allowance for credit losses	634	695
Inventories	5,767	14,260
Prepaid expenses and other current assets	6,875	6,452
Total current assets	84,980	115,975
Property and equipment, net	2,789	2,946
Intangible assets, net	3,604	5,630
Goodwill	27,393	28,177
Operating lease right-of-use assets	6,559	10,874
Long-term rental deposits	392	1,211
Other non-current assets	592	0
TOTAL ASSETS	126,309	164,813
Current Liabilities
Accounts payable	15,846	26,518
Advance from customers	17,001	32,241
Operating lease liabilities	5,046	4,993
Accrued expenses and other current liabilities	94,622	90,357
Total current liabilities	132,515	154,109
Operating lease liabilities	1,915	6,576
Long-term payable	0	34
Deferred tax liabilities	154	111
Unrecognized tax benefits	107	107
TOTAL LIABILITIES	134,691	160,937
EQUITY / (DEFICIT)
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 244,895,045 and 244,955,045 shares issued as of December 31, 2022 and 2023 respectively; 226,569,381 and 223,250,577 shares outstanding as of December 31, 2022 and 2023, respectively)	17	17
Additional paid-in capital	283,137	282,722
Treasury shares (18,311,418 and 21,666,222 shares as of December 31, 2022 and 2023, respectively)	(30,359)	(28,615)
Accumulated other comprehensive loss	(1,856)	(1,024)
Accumulated deficit	(259,321)	(249,224)
TOTAL EQUITY / (DEFICIT)	(8,382)	3,876
TOTAL LIABILITIES AND EQUITY / (DEFICIT)	$ 126,309	$ 164,813